[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

October 30, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust (the “Registrant”)
File No. 333-03715

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen NWQ Multi-Cap Value Fund, Nuveen NWQ Large-Cap Value Fund, Nuveen NWQ Small/Mid-Cap Value Fund, Nuveen NWQ Small-Cap Value Fund, Nuveen Tradewinds Value Opportunities Fund, Nuveen NWQ Global Equity Fund, Nuveen NWQ Global Equity Income Fund, Nuveen Global Total Return Bond Fund and Nuveen U.S. Infrastructure Bond Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 112, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on October 28, 2015.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren